Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Parent Company Financial Information [Abstract]
Condensed Financial Information of Parent Company Only

NOTE 16 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 is as follows:

Condensed Balance Sheets

Assets:	2014	2013
Cash	$118,632	$1,070,196
Investment in bank subsidiary	79,085,666	70,869,641
Premises and equipment, net of accumulated
depreciation	292,396	318,017
Other assets, including income taxes receivable from
bank subsidiary of $632,480 in 2014 and $757,993 in 2013	1,185,649	1,310,749
Total assets	$80,682,343	$73,568,603

Liabilities:
Accrued expenses	54,968	$47,190
Federal income taxes payable	116,548	213,548
Junior subordinated deferrable interest debentures	12,738,550	10,300,000

Total liabilities	12,910,066	10,560,738

Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,665,845	14,663,861
Retained earnings	53,925,768	50,807,689
Accumulated other comprehensive income (loss)	1,412,115	(1,358,205)
Treasury stock, at cost	(5,992,008)	(4,866,037)

Total shareholders’ equity	67,772,277	63,007,865

Total liabilities and shareholders’ equity	$80,682,343	$73,568,603

Condensed Statements of Income	2014	2013	2012
Income – including dividends from bank subsidiary	$3,200,105	$975,356	$800,155
Expenses – interest expense, professional fees and other
expenses, net of federal income tax benefit	(587,451)	(523,271)	(462,333)
Income before equity in undistributed net income of bank
subsidiary	2,612,654	452,085	337,822
Equity in undistributed net income of bank subsidiaries	1,698,844	4,189,119	4,146,995
Net income	$4,311,498	$4,641,204	$4,484,817

Condensed Statements of Cash Flows	2014	2013	2012
Cash flows from operating activities:
Net income	$4,311,498	$4,641,204	$4,484,817
Adjustments to reconcile net income to net cash provided
by operating activities:
Equity in undistributed net income of bank
subsidiary	(1,698,844)	(4,189,119)	(4,146,995)
Depreciation and amortization	25,622	25,622	25,622
(Increase) decrease in other assets	(4,412)	(665,429)	45,914
Increase (decrease) in other liabilities, including
accrued expenses	(70,785)	201,086	(24,521)
Net cash provided by operating activities	2,563,079	13,364	384,837

Cash flows from investing activities:
Payment for acquisition	(1,197,237)	-	-

Net cash (used in) investing activities Investing activities operating activities	(1,197,237)	-	-

Cash flows from financing activities:
Purchase treasury stock	(1,136,430)	(72,200)	-
Proceeds from sale of treasury shares	12,443	13,604	10,657
Cash dividends paid	(1,193,419)	(689,380)	(172,315)
Net cash (used in) provided by financing activities	(2,317,406)	(747,976)	(161,658)
Net increase (decrease) in cash	(951,564)	(734,612)	223,179
Cash at beginning of the year	1,070,196	1,804,808	1,581,629
Cash at end of the year	$118,632	$1,070,196	$1,804,808

During 2005, the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market.  The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may impact the advisability of purchasing shares.  The Corporation purchased 75,000 shares in 2014 and 5,000 shares in 2013 (none in 2012) under the program.